Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans by FICO [Abstract]
Loans	$ 962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
PCI [Member]
Loans by FICO [Abstract]
Loans	568	5,009
Total Consumer [Member]
Loans by FICO [Abstract]
Loans	446,546	439,705	453,382	461,068	459,976
Total Consumer [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	445,978	434,700
Total Consumer [Member] | Non-PCI [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	9,100	8,900
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 600 [Member]
Loans by FICO [Abstract]
Loans	14,546	16,787
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 600-639 [Member]
Loans by FICO [Abstract]
Loans	10,927	11,901
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 640-679 [Member]
Loans by FICO [Abstract]
Loans	21,247	22,219
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 680-719 [Member]
Loans by FICO [Abstract]
Loans	36,851	37,659
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 720-759 [Member]
Loans by FICO [Abstract]
Loans	52,598	51,778
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 760-799 [Member]
Loans by FICO [Abstract]
Loans	85,229	80,004
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 800 or more [Member]
Loans by FICO [Abstract]
Loans	196,833	183,959
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Loans	7,502	8,576
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	9,075	8,885
Total Consumer [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	11,170	12,932
Total Consumer [Member] | PCI [Member]
Loans by FICO [Abstract]
Loans	568	5,005
Total Consumer [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	$ 568	$ 5,005
Total Consumer [Member] | PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Unpaid principal balance, percent of FICO score	19.00%	15.00%
Total Consumer [Member] | PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 680 [Member]
Loans by FICO [Abstract]
Unpaid principal balance, percent of FICO score	41.00%	45.00%
Residential mortgage [Member]
Loans by FICO [Abstract]
Loans	$ 323,356	$ 319,463
Residential mortgage [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	322,788	314,458
Residential mortgage [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	11,170	12,932
Residential mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	568	5,005
Real estate 1-4 family first mortgage [Member]
Loans by FICO [Abstract]
Loans	293,847	285,065	284,054	275,579	273,869
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	293,292	280,077
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 600 [Member]
Loans by FICO [Abstract]
Loans	3,264	4,273
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 600-639 [Member]
Loans by FICO [Abstract]
Loans	2,392	2,974
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 640-679 [Member]
Loans by FICO [Abstract]
Loans	5,068	5,810
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 680-719 [Member]
Loans by FICO [Abstract]
Loans	12,844	13,568
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 720-759 [Member]
Loans by FICO [Abstract]
Loans	27,879	27,258
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 760-799 [Member]
Loans by FICO [Abstract]
Loans	61,559	57,193
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 800 or more [Member]
Loans by FICO [Abstract]
Loans	165,460	151,465
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Loans	3,656	4,604
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	0	0
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	11,170	12,932
Real estate 1-4 family first mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	555	4,988
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO [Abstract]
Loans	29,509	34,398	39,713	46,237	53,004
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	29,496	34,381
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 600 [Member]
Loans by FICO [Abstract]
Loans	1,164	1,454
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 600-639 [Member]
Loans by FICO [Abstract]
Loans	782	994
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 640-679 [Member]
Loans by FICO [Abstract]
Loans	1,499	1,898
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 680-719 [Member]
Loans by FICO [Abstract]
Loans	3,192	3,908
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 720-759 [Member]
Loans by FICO [Abstract]
Loans	4,407	5,323
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 760-799 [Member]
Loans by FICO [Abstract]
Loans	5,483	6,315
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 800 or more [Member]
Loans by FICO [Abstract]
Loans	11,851	13,190
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Loans	1,118	1,299
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	0	0
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	0	0
Real estate 1-4 family junior lien mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	13	17
Credit card [Member]
Loans by FICO [Abstract]
Loans	41,013	39,025	37,976	36,700	34,039
Credit card [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	41,013	39,025
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 600 [Member]
Loans by FICO [Abstract]
Loans	3,373	3,292
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 600-639 [Member]
Loans by FICO [Abstract]
Loans	2,853	2,777
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 640-679 [Member]
Loans by FICO [Abstract]
Loans	6,626	6,464
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 680-719 [Member]
Loans by FICO [Abstract]
Loans	9,732	9,445
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 720-759 [Member]
Loans by FICO [Abstract]
Loans	8,376	7,949
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 760-799 [Member]
Loans by FICO [Abstract]
Loans	5,648	5,227
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 800 or more [Member]
Loans by FICO [Abstract]
Loans	4,037	3,794
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Loans	368	77
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	0	0
Credit card [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	0	0
Credit card [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	0	0
Automobile Loan [Member]
Loans by FICO [Abstract]
Loans	47,873	45,069	53,371	62,286	59,966
Automobile Loan [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	47,873	45,069
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 600 [Member]
Loans by FICO [Abstract]
Loans	6,041	7,071
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 600-639 [Member]
Loans by FICO [Abstract]
Loans	4,230	4,431
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 640-679 [Member]
Loans by FICO [Abstract]
Loans	6,324	6,225
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 680-719 [Member]
Loans by FICO [Abstract]
Loans	7,871	7,354
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 720-759 [Member]
Loans by FICO [Abstract]
Loans	7,839	6,853
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 760-799 [Member]
Loans by FICO [Abstract]
Loans	7,624	5,947
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 800 or more [Member]
Loans by FICO [Abstract]
Loans	7,900	7,099
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Loans	44	89
Automobile Loan [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	0	0
Automobile Loan [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	0	0
Automobile Loan [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	0	0
Other revolving credit and installment [Member]
Loans by FICO [Abstract]
Loans	34,304	36,148	$ 38,268	$ 40,266	$ 39,098
Other revolving credit and installment [Member] | Non-PCI [Member]
Loans by FICO [Abstract]
Loans	34,304	36,148
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO less than 600 [Member]
Loans by FICO [Abstract]
Loans	704	697
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 600-639 [Member]
Loans by FICO [Abstract]
Loans	670	725
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 640-679 [Member]
Loans by FICO [Abstract]
Loans	1,730	1,822
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 680-719 [Member]
Loans by FICO [Abstract]
Loans	3,212	3,384
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 720-759 [Member]
Loans by FICO [Abstract]
Loans	4,097	4,395
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 760-799 [Member]
Loans by FICO [Abstract]
Loans	4,915	5,322
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO 800 or more [Member]
Loans by FICO [Abstract]
Loans	7,585	8,411
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | No FICO available [Member]
Loans by FICO [Abstract]
Loans	2,316	2,507
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | FICO not required [Member]
Loans by FICO [Abstract]
Loans	9,075	8,885
Other revolving credit and installment [Member] | Non-PCI [Member] | Government insured or guaranteed [Member]
Loans by FICO [Abstract]
Loans	0	0
Other revolving credit and installment [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
Loans by FICO [Abstract]
Loans	$ 0	$ 0